Income taxes - Components of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 9,167
Deferred tax liability	32,741	$ 1,205
Deferred tax liability, net	(23,574)	(1,205)	$ (14,299)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	929
Deferred tax liability, net	929		510
Deferred and restricted share units
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29
Deferred tax liability, net	29
Other assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,209
Deferred tax liability, net	8,209
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability		1,205
Deferred tax liability, net		$ (1,205)	$ (8,126)
Stream interest
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	28,823
Deferred tax liability, net	(28,823)
Property, Plant, & Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	3,873
Deferred tax liability, net	(3,873)
Other Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	45
Deferred tax liability, net	$ (45)